Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 107,074	$ 16,410	¥ 107,413	¥ 102,277
Operating Segments | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		78,684	12,059	79,711	78,271
Operating Segments | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues		29,707	4,553	28,994	24,989
Operating Segments | Online marketing services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		66,283	10,158	70,038	72,645
Operating Segments | Cloud services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	9,173	1,406	6,370	3,005
Operating Segments | Interest income earned from provision of financial services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues					1,724
Operating Segments | Others | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	3,228	495	3,303	897
Operating Segments | Membership services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	16,491	2,527	14,436	10,623
Operating Segments | Online advertising services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[2]	6,822	1,046	8,271	9,329
Operating Segments | Content distribution | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,660	408	2,544	2,163
Operating Segments | Others | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	3,734	572	3,743	2,874
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Total revenues		¥ (1,317)	$ (202)	¥ (1,292)	¥ (983)

[1]	The revenues were presented as “Others” in the consolidated statements of comprehensive income (loss)
[2]	The revenues were presented as “Online Marketing Revenue” in the consolidated statements of comprehensive income (loss)